Description of Business and Segmented Disclosures - Segmented Financial Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	$ 242	$ 148
Expenditures on property, plant and equipment(2)	3,336	2,072
Exploration and evaluation assets (note 8)	997	838
Total exploration and evaluation assets and property, plant and equipment, net	26,797	24,916
Total Assets	35,225	32,927
Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	242	148
Expenditures on property, plant and equipment(2)	2,414	1,328
Exploration and evaluation assets (note 8)	997	838
Total exploration and evaluation assets and property, plant and equipment, net	17,865	16,667
Total Assets	20,476	19,284
Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	801	630
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	8,618	7,970
Total Assets	11,146	10,391
Corporate and Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	121	114
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	314	279
Total Assets	3,603	3,252
Exploration and Production(1) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	242	148
Expenditures on property, plant and equipment(2)	2,414	1,328
Exploration and evaluation assets (note 8)	997	838
Total exploration and evaluation assets and property, plant and equipment, net	17,814	16,628
Total Assets	19,175	17,920
Infrastructure and Marketing(2) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	0	0
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	51	39
Total Assets	1,301	1,364
Upgrading | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	62	230
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	1,074	1,137
Total Assets	1,149	1,263
Canadian Refined Products | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	74	87
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	1,208	1,238
Total Assets	1,431	1,548
U.S. Refining and Marketing | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Expenditures on property, plant and equipment(2)	665	313
Exploration and evaluation assets (note 8)	0	0
Total exploration and evaluation assets and property, plant and equipment, net	6,336	5,595
Total Assets	8,566	7,580
Cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	44,196	41,804
Other property, plant and equipment	16,546	14,817
Cost | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	44,196	41,804
Other property, plant and equipment	101	89
Cost | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	15,194	13,604
Cost | Corporate and Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	1,251	1,124
Cost | Exploration and Production(1) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	44,196	41,804
Other property, plant and equipment	0	0
Cost | Infrastructure and Marketing(2) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	101	89
Cost | Upgrading | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	2,659	2,600
Cost | Canadian Refined Products | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	2,789	2,704
Cost | U.S. Refining and Marketing | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	9,746	8,300
Accumulated depletion, depreciation, amortization and impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(27,379)	(26,014)
Other property, plant and equipment	(7,563)	(6,529)
Accumulated depletion, depreciation, amortization and impairment | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(27,379)	(26,014)
Other property, plant and equipment	(50)	(50)
Accumulated depletion, depreciation, amortization and impairment | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(6,576)	(5,634)
Accumulated depletion, depreciation, amortization and impairment | Corporate and Eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(937)	(845)
Accumulated depletion, depreciation, amortization and impairment | Exploration and Production(1) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	(27,379)	(26,014)
Other property, plant and equipment	0	0
Accumulated depletion, depreciation, amortization and impairment | Infrastructure and Marketing(2) | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(50)	(50)
Accumulated depletion, depreciation, amortization and impairment | Upgrading | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(1,585)	(1,463)
Accumulated depletion, depreciation, amortization and impairment | Canadian Refined Products | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	(1,581)	(1,466)
Accumulated depletion, depreciation, amortization and impairment | U.S. Refining and Marketing | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Developing and producing assets	0	0
Other property, plant and equipment	$ (3,410)	$ (2,705)